CORRESPONDENCE

James L. Vandeberg
601 Union Street, Suite 4500
Seattle, WA 98101
206-838-9735 telephone
206-262-9513 fax

August 4, 2009

FILED VIA EDGAR

US Securities and Exchange Commission

RE: Mobilized Entertainment, Inc.

Dear Sir or Madam:

I am filing a Form S-1 on behalf of Mobilized Entertainment, Inc.   Please note that financial statements for the quarter ending June 30, 2009 will be filed with the first amendment to the Form S-1.

Please contact me with any comments you may have on the Form S-1.

Thank you.

Sincerely,

/s/ James Vandeberg
James Vandeberg
Attorney-at-Law